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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: __________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067

Form 13F File Number: 28- 13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Willem Mesdag
Title:   Authorized Signatory
Phone:   (310) 432-0200


Signature, Place, and Date of Signing:

   /s/ Willem Mesdag           Los Angeles, CA            February 14, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:           9
Form 13F Information Table Value Total:    $206,802
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
___    ____________________    ____________
1      28- 13678               RMCP GP LLC

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                          FORM 13F INFORMATION TABLE


COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------         -----------  --------- -------- ------------------ ---------- -------- ---------------------
                                                                                          VOTING AUTHORITY
                                                                                        ---------------------
                  TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER      CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------  -----------  --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCE AMER
CASH ADVANCE CT  COM          00739W107     964    170,924 SH        DEFINED      1       170,924   0     0

AFFIRMATIVE INS
HLDGS INC        COM          008272106   2,282    854,818 SH        DEFINED      1       854,818   0     0

AIR TRANSPORT
SERVICE GRP I    COM          00922R105  66,220  8,382,230 SH        DEFINED      1     8,382,230   0     0

COST PLUS INC
CALIF            COM          221485105  26,767  2,759,461 SH        DEFINED      1     2,759,461   0     0

ENCORE CAP
GROUP INC        COM          292554102  80,552  3,435,062 SH        DEFINED      1     3,435,062   0     0

HECKMANN CORP    COM          422680108   2,936    583,656 SH        DEFINED      1       583,656   0     0

MARLIN BUSINESS
SVCS CORP        COM          571157106  13,161  1,040,374 SH        DEFINED      1     1,040,374   0     0

NATURES
SUNSHINE
PRODUCTS IN      COM          639027101  11,831  1,317,474 SH        DEFINED      1     1,317,474   0     0

RADNET INC       COM          750491102   2,089    740,839 SH        DEFINED      1       740,839   0     0